Expenses - Summary of expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Loss before income tax includes the following specific
Depreciation		$ 211	$ 99
Amortisation	$ 1,084	1,336	1,320
Total depreciation and amortisation	1,084	1,547	1,419
Impairment of property, plant and equipment	1	143
Interest and finance charges paid/payable			1
Unwinding of the discount on contingent consideration			764
Finance costs expensed			765
Minimum lease payments	79	301	335
Defined contribution superannuation expense	128	170	288
Employee benefits expense excluding superannuation	1,396	2,213	4,078
Revaluation of contingent consideration	63
Patents and intellectual property [member]
Loss before income tax includes the following specific
Amortisation		250	570
Software [member]
Loss before income tax includes the following specific
Amortisation		2	5
GDC licensing agreement [member]
Loss before income tax includes the following specific
Amortisation	$ 1,084	1,084	745
Leasehold improvements [member]
Loss before income tax includes the following specific
Depreciation		192	52
Impairment of property, plant and equipment		143
Plant and equipment [member]
Loss before income tax includes the following specific
Depreciation		$ 19	$ 47